Investment in securities - Pledged Investments (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Investments, Debt and Equity Securities [Abstract]
Available-for-sale, Amortized cost	$ 42,531	$ 149,999
Available-for-sale, Fair value	42,400	150,900
Held-to-maturity, Amortized cost	70,818	202,303
Held-to-maturity, Fair value	$ 69,030	$ 201,523